UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    11/06/2007
----------------                   ---------------                    ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           85
                                         -----------
Form 13F Information Table Value Total:     $311,282
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABB LTD SPONSORED ADR                           000375204      674   25700 SH       Sole              1500      0  24200
BP P L C SPONSORED ADR                          055622104      951   13712 SH       Sole                        0  13712
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      330    6200 SH       Sole                        0   6200
ROYAL DUTCH SHELL CL A                          780259206      680    8272 SH       Sole                        0   8272
3M CO                          COM              88579Y101     7679   82060 SH       Sole             10715      0  71345
A T & T (Formerly SBC COMMUNI  COM              00206r102      242    5727 SH       Sole                        0   5727
ALTRIA GROUP INC               COM              02209S103     1808   26000 SH       Sole                        0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      753   12676 SH       Sole                        0  12676
AMERICAN INTERNATIONAL GROUP I COM              026874107      822   12157 SH       Sole                        0  12157
APPLE COMPUTER INC             COM              037833100      276    1800 SH       Sole                        0   1800
ATLAS CONS MNG&DEV CP CL B     COM                               0  106700 SH       Sole                        0 106700
BANK OF AMERICA CORP           COM              060505104     7686  152894 SH       Sole             21525      0 131369
BAXTER INTERNATIONAL INC       COM              071813109      259    4600 SH       Sole                        0   4600
BERKSHIRE HATHAWAY INC CL B    COM              084670207      126      32 SH       Sole                10      0     22
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       43   19500 SH       Sole                        0  19500
BLACKROCK GLOBAL FLG COM       COM              091941104      323   18000 SH       Sole                        0  18000
BRISTOL MYERS SQUIBB CO        COM              110122108     1190   41296 SH       Sole                        0  41296
BROADCOM CORP CL A             COM              111320107     4983  136750 SH       Sole             15825      0 120925
BURLINGTON NRTHN SANTA COM     COM              12189T104      167    2053 SH       Sole                        0   2053
CHEVRON CORP                   COM              166764100    10334  110433 SH       Sole             14870      0  95563
CISCO SYSTEMS INC              COM              17275R102     8540  257780 SH       Sole             26988      0 230792
CITIGROUP INC                  COM              172967101     6995  149876 SH       Sole             19796      0 130080
CLARUS CORP DEL                COM              182707109      126   18600 SH       Sole                        0  18600
COCA COLA CO                   COM              191216100     8923  155261 SH       Sole             22625      0 132636
COMCAST CORP CL A (SP)         COM              20030N200     5998  250317 SH       Sole             34310      0 216007
DEERE & CO COM                 COM              244199105     1249    8418 SH       Sole                        0   8418
DELL INC                       COM              24702R101     5770  209050 SH       Sole             35400      0 173650
DISNEY WALT CO                 COM              254687106     8106  235721 SH       Sole             26200      0 209521
DOW CHEMICAL CO                COM              260543103      371    8620 SH       Sole                        0   8620
E I DU PONT DE NEMOURS & CO    COM              263534109      233    4699 SH       Sole              2000      0   2699
EATON VANCE FLTNG RTE COM      COM              278279104      512   30000 SH       Sole                        0  30000
EMERSON ELECTRIC CO            COM              291011104      758   14252 SH       Sole                        0  14252
EQUITABLE RES INC COM          COM              294549100      363    7000 SH       Sole                        0   7000
EXXON MOBIL CORP               COM              30231G102    18323  197953 SH       Sole             19985      0 177968
FEDEX CORP COM                 COM              31428X106      210    2000 SH       Sole              1225      0    775
FONIX CORP DEL COM NEW         COM              34459U306        0   53000 SH       Sole                        0  53000
GENENTECH INC COM NEW          COM              368710406      250    3200 SH       Sole                        0   3200
GENERAL ELECTRIC CO            COM              369604103    14168  342213 SH       Sole             37800      0 304413
GENERAL MILLS INC              COM              370334104      557    9600 SH       Sole                        0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     8504   39235 SH       Sole              5505      0  33730
HARTFORD FINANCIAL SERVICES GR COM              416515104      206    2230 SH       Sole                        0   2230
HONEYWELL INTL INC             COM              438516106     8251  138734 SH       Sole             19250      0 119484
INTEL CORP                     COM              458140100     6560  253674 SH       Sole             39925      0 213749
INTERNATIONAL BUSINESS MACHINE COM              459200101     1664   14122 SH       Sole                        0  14122
ITT INDUSTRIES INC             COM              450911102      183    2691 SH       Sole                        0   2691
J P MORGAN CHASE AND CO        COM              46625H100     7198  157097 SH       Sole             21200      0 135897
JOHNSON AND JOHNSON CO         COM              478160104     8850  134700 SH       Sole             17450      0 117250
KRAFT FOODS INC CL A           COM              50075N104      621   17992 SH       Sole                        0  17992
MCCORMICK & CO INC NON-VOTING  COM              579780206     3788  105302 SH       Sole             21125      0  84177
MCDONALDS CORP                 COM              580135101     1356   24900 SH       Sole                        0  24900
MCGRAW HILL COMPANIES INC      COM              580645109      234    4600 SH       Sole                        0   4600
MEDTRONIC INC                  COM              585055106     8347  147965 SH       Sole             20950      0 127015
MERCK AND CO INC               COM              589331107    11617  224741 SH       Sole             22350      0 202391
MFS GOVT MKTS INCM TR SH BEN I COM              552939100      295   43002 SH       Sole                        0  43002
MICROSOFT CORP                 COM              594918104    11004  373537 SH       Sole             44965      0 328572
NORTHERN TRUST CORP            COM              665859104     4271   64446 SH       Sole             10550      0  53896
PEPSICO INC                    COM              713448108     1275   17400 SH       Sole                        0  17400
PFIZER INC                     COM              717081103     8077  330634 SH       Sole             43600      0 287034
PROCTER AND GAMBLE CO          COM              742718109    10495  149200 SH       Sole             20957      0 128243
PUTNAM PREMIER INCOME TRUST SB COM              746853100      244   38450 SH       Sole                        0  38450
SCHERING PLOUGH CORP COM       COM              806605101    10677  337567 SH       Sole             45340      0 292227
SCHLUMBERGER LTD               COM              806857108     2767   26350 SH       Sole                        0  26350
SEALED AIR CORP NEW            COM              81211K100      647   25300 SH       Sole                        0  25300
SYSCO CORP                     COM              871829107      270    7600 SH       Sole                        0   7600
TEXAS INSTRUMENTS INC          COM              882508104     5287  144504 SH       Sole             16600      0 127904
TRIANGLE MULTI-MED LTD COM     COM              895891109        0  143000 SH       Sole                        0 143000
UNITED TECHNOLOGIES CORP       COM              913017109     8446  104939 SH       Sole             14190      0  90749
VERIZON COMMUNICATIONS         COM              92343V104      232    5248 SH       Sole                        0   5248
WAL MART STORES INC            COM              931142103      379    8684 SH       Sole              1500      0   7184
WEYERHAEUSER CO                COM              962166104      325    4500 SH       Sole                        0   4500
WYETH COM                      COM              983024100      570   12800 SH       Sole                        0  12800
XYBERNAUT CORP COM             COM                               0   59900 SH       Sole                        0  59900
BARCLAYS BK PLC IP MSCI IND 36                  06739F291     7342  100990 SH       Sole             13960      0  87030
JAPAN INDEX FD (MSCI)                           464286848     6173  430473 SH       Sole             58975      0 371498
DOW JONES INDUSTRIAL INDEX (DI                  252787106     4088   29426 SH       Sole               636      0  28790
ENERGY SECTOR (SPDR)                            81369Y506      935   12471 SH       Sole               285      0  12186
HEALTHCARE SECTOR (SPDR)                        81369Y209     1822   51546 SH       Sole              1241      0  50305
ISHARES TR GLDM SCHS SEMI                       464287523      708   10480 SH       Sole               265      0  10215
ISHARES TR NASDAQ BIOTECH INDX                  464287556     4695   56570 SH       Sole              7380      0  49190
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     8964   46750 SH       Sole              7100      0  39650
POWERSHARES ETF TRUST DYN EN E                  73935x658     6220  273893 SH       Sole             39935      0 233958
POWERSHARES ETF TRUST WATER RE                  73935X575     5970  279632 SH       Sole             37060      0 242572
POWERSHARES     TR SER 1                        73935a104      667   12969 SH       Sole              4100      0   8869
STANDARD & POORS 500 INDEX (SP                  78462F103    10035   65770 SH       Sole              1477      0  64293
WASHINGTON MUTUAL INVESTORS FU                  939330106      245    6490 SH       Sole                        0   6490